Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Intangible Assets, Net [Abstract]
Land use rights	$ 745,194	$ 751,635
Less: accumulated amortization	(217,348)	(211,710)
Intangible assets, net	$ 527,846	$ 539,925